Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Government Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Cash Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current interest income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Government Cash Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies, or other agencies or instrumentalities sponsored by the U.S. Government, and enters into repurchase agreements secured by securities issued or sponsored by such entities. The Portfolio invests in securities which Glenmede Investment Management LP (the “Advisor”) believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio’s $1.00 share price.

Interest Rate Risk: The value of the Portfolio’s investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a lower or negative yield.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

		Default Risk: The Portfolio may make loans through collateralized repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities or cash, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio’s $1.00 share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect from time to time since 2010. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The iMoneyNet’s Government All Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Government Cash Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 21, 2006) and the lowest quarterly return was 0.00% (for the quarter ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013, June 30, 2013, September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014, and December 31, 2014).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7 Day Yield as of December 31, 2014: 0.00%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Government Cash Portfolio | Government Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
2005	rr_AnnualReturn2005	3.08%
2006	rr_AnnualReturn2006	4.90%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.51%
2009	rr_AnnualReturn2009	0.45%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
2013	rr_AnnualReturn2013	0.00%
2014	rr_AnnualReturn2014	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 21, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	none
Past 5 Years	rr_AverageAnnualReturnYear05	0.01%
Past 10 Years	rr_AverageAnnualReturnYear10	1.59%
Government Cash Portfolio | iMoneyNet's Government All Average™
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	0.01%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.33%	[3]

[1]	Investors in the Portfolios must be clients of The Glenmede Trust Company, N.A. (“Glenmede Trust”) or its affiliated companies (“Affiliates”). The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).
[2]	(includes 0.10% shareholder servicing fees payable to Glenmede Trust)
[3]	The iMoneyNet’s Government All Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.